CONVERTIBLE NOTES (Details Narrative)				1 Months Ended														3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2017 USD ($) $ / shares	Jun. 08, 2017 USD ($)	Mar. 13, 2017 USD ($) shares	Sep. 30, 2018 USD ($) Integer $ / shares shares	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($) $ / shares	Jan. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Nov. 30, 2017 USD ($) $ / shares	Aug. 30, 2017 USD ($) $ / shares	Jul. 30, 2017 USD ($) $ / shares	Apr. 18, 2017 USD ($)	Sep. 30, 2018 USD ($) Integer $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Integer $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Proceeds from convertible notes																						$ 1,020,000
Convertible promissory note													$ 969,600									$ 969,600
Interest rate																						6.00%
Amortization of debt discount																						$ 68,042
Original Issue Discounts																		$ (53,836)	$ 0	$ (118,836)	$ 0	(13,976)	$ 0
Interest expense																				826,534
Derivative Liability				$ 2,572,376									1,243,788					2,572,376		2,572,376		1,243,788	$ 0
Chief Executive Officer [Member]
Convertible promissory note				26,125														26,125		$ 26,125
Interest rate																				6.00%
Promissory note 1 [Member]
Convertible promissory note													$ 300,000	$ 100,000								$ 300,000
Maturity date														Nov. 30, 2018
Interest rate													12.00%	6.00%
Debt conversion price percent														25.00%
Conversion price per share | $ / shares													$ 0.20	$ 0.30								$ 0.20
Lowest trading days													10 days
Promissory note 1 [Member] | Private Placement [Member]
Convertible promissory note													$ 50,000									$ 50,000
Promissory note [Member]
Proceeds from convertible notes													363,000
Convertible promissory note	$ 50,000	$ 53,000	$ 25,000										$ 63,000	$ 85,800	$ 57,000	$ 85,800	$ 50,000					$ 63,000
Maturity date	Mar. 09, 2018	Mar. 20, 2018	Sep. 13, 2017										Mar. 19, 2019		May 01, 2018	Apr. 26, 2018	Apr. 18, 2018
Interest rate	12.00%	12.00%	12.00%										12.00%	12.00%	12.00%	12.00%	12.00%
Debt conversion price percent	50.00%	42.00%	50.00%										42.00%	45.00%	55.00%	62.50%	50.00%
Converted common stock, share | shares			560,660
Conversion price per share | $ / shares	$ 0.20														$ 0.24	$ 0.20
Lowest trading days	10 days	10 days	10 days										10 days	10 days	10 days	10 days	10 days
Promissory note 1 [Member]
Convertible promissory note	$ 100,000
Interest rate	12.00%
Debt conversion price percent	50.00%
Lowest trading days	10 days
Long-Term Convertible Notes One [Member] | Investor [Member]
Convertible promissory note				$ 68,000														68,000		$ 68,000
Maturity date				Dec. 20, 2019
Interest rate				12.00%
Legal fees and commission				$ 3,000
Lowest trading days				10 days
Debt Conversion description				convertible into our common stock at a conversion price equal to 42% of the lowest trading price for the 10 trading days prior to conversion.
Long-Term Convertible Notes [Member]
Convertible promissory note				$ 75,000						$ 63,000	$ 150,000	$ 63,000						75,000		75,000
Maturity date							Jun. 05, 2021			Jun. 26, 2019		Dec. 31, 2018
Interest rate							0.00%			12.00%	12.00%	12.00%
Debt conversion price percent												42.00%
Conversion price per share | $ / shares											$ 0.20
Legal fees and commission										$ 3,000	$ 18,000	$ 3,000
Lowest trading days							10 days			10 days	10 days	10 days
Debt Conversion description							convertible into our common stock at a conversion price equal to 55% of the lowest trading prices for the 10 trading days prior to conversion.			convertible into our common stock at a conversion price equal to 42% of the average of the lowest trading prices for the 10 trading days prior to conversion
Long-Term Convertible Notes [Member] | Seven Investor [Member]
Convertible promissory note				$ 365,000														$ 365,000		$ 365,000
Maturity date				Sep. 20, 2020
Interest rate				6.00%
Conversion price per share | $ / shares				$ 0.20														$ 0.20		$ 0.20
Legal fees and commission				$ 0
Long-Term Convertible Promissory Notes [Member]
Convertible promissory note						$ 103,000
Maturity date						Oct. 12, 2019
Interest rate						12.00%
Legal fees and commission						$ 3,000
Lowest trading days						10 days
Debt Conversion description						convertible into our common stock at a conversion price equal to 42% of the lowest trading price during the 10-day trading period prior to conversion.
Convertible Note [Member]
Convertible promissory note				2,518,500														$ 2,518,500		$ 2,518,500
Original Issue Discounts																				119,500
Legal fees and commission																				65,900
Short-term debt				1,592,625														1,592,625		1,592,625
Long-term debt				$ 872,000														$ 872,000		$ 872,000
Convertible Note [Member] | Seven Investor [Member]
Number of warrant purchase | shares				53,000														53,000		53,000
Warrant exercise price | $ / shares				$ 0.01														$ 0.01		$ 0.01
Warrant term																				3 years
Convertible Note [Member] | Broker-dealer [Member]
Number of warrant purchase | shares				53,000														53,000		53,000
Warrant exercise price | $ / shares				$ 0.01														$ 0.01		$ 0.01
Convertible Note [Member] | Private Placement [Member] | April and May 2018 [Member]
Convertible promissory note				$ 53,000														$ 53,000		$ 53,000
Interest rate																				12.00%
Debt Conversion description																				right to convert the notes into our common stock at a conversion price equal to the lower of $.20 per share or the Volume Weighted Average Price (VWAP) of our common shares for the ten days prior to conversion.
Number of invester | Integer				4														4		4
Convertible note purchase amount under private placement																				$ 25,000
Convertible Note [Member] | Broker-dealer [Member]
Warrant term																				3 years
Short-Term Convertible Notes [Member]
Convertible promissory note							$ 200,000	$ 135,000	$ 75,000		$ 250,000	$ 50,000
Maturity date									Apr. 11, 2019			Dec. 31, 2018
Interest rate									12.00%			12.00%
Debt conversion price percent								55.00%	42.50%
Conversion price per share | $ / shares							$ 0.16					$ 0.15
Legal fees and commission								$ 3,000	$ 2,000		$ 3,000
Lowest trading days							10 days	10 days	10 days
Debt Conversion description							Convertible Notes to accredited investors convertible into our common stock at conversion prices at $0.16 per share and after six months, 55% of the lowest trading price for the 10 trading days prior to conversion				Common stock at conversion prices varying from 50-55% of the average of the lowest trading prices for the 10 trading days prior to conversion
Short-Term Convertible Notes [Member] | Seven Investor [Member]
Convertible promissory note							$ 176,000
Conversion price per share | $ / shares							$ 0.10
Number of warrant purchase | shares							480,000
Warrant exercise price | $ / shares							$ 0.20
Short-Term Convertible Notes [Member] | Accredited Investors One [Member]
Convertible promissory note				$ 60,000														$ 60,000		$ 60,000
Legal fees and commission				$ 2,000
Lowest trading days				10 days
Debt Conversion description				convertible into our common stock at conversion prices at 55% of the lowest trading price for the 10 trading days prior to conversion.
Short-Term Convertible Notes [Member] | Accredited Investors [Member]
Convertible promissory note				$ 25,000														25,000		25,000
Maturity date				Jun. 23, 2019
Interest rate				8.00%
Legal fees and commission				$ 0
Debt Conversion description				Common stock at conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion,
Short-Term Convertible Notes [Member] | Two Accredited Investors [Member]
Convertible promissory note					$ 160,000
Maturity date					May 14, 2019
Interest rate					8.00%
Legal fees and commission					$ 0
Debt Conversion description					Conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion,
Short-Term Convertible Notes [Member] | Three Accredited Investor [Member]
Convertible promissory note						$ 275,000
Maturity date						Apr. 19, 2019
Interest rate						8.00%
Legal fees and commission						$ 0
Debt Conversion description						Conversion prices at 50% of the lowest trading prices for the 10 trading days prior to conversion,
Short-Term Convertible Notes [Member] | Accredited Investors Two [Member]
Convertible promissory note				$ 200,000														$ 200,000		$ 200,000
Conversion price per share | $ / shares				$ 0.16														$ 0.16		$ 0.16
Lowest trading days				10 days
Debt Conversion description				convertible into our common stock at conversion prices at $0.16 per share and after six months, 55% of the lowest trading price for the 10 trading days prior to conversion,
Short-Term Convertible Notes Two [Member]
Convertible promissory note							$ 100,000	$ 60,000			$ 100,000
Maturity date							Jun. 27, 2019	May 21, 2019			Nov. 16, 2018
Interest rate							10.00%	10.00%			11.00%
Legal fees and commission							$ 10,000
Short-Term Convertible Notes Two [Member] | Accredited Investors Two [Member]
Convertible promissory note				$ 100,000														$ 100,000		$ 100,000
Maturity date				Sep. 21, 2019
Interest rate				10.00%
Legal fees and commission				$ 10,000
Short-Term Convertible Notes One [Member]
Convertible promissory note							$ 100,000	$ 75,000			$ 150,000
Maturity date							Jun. 25, 2019	May 09, 2019			Aug. 28, 2018
Interest rate							10.00%	12.00%			11.00%
Short-Term Convertible Notes One [Member] | Accredited Investors Two [Member]
Convertible promissory note				$ 100,000														$ 100,000		$ 100,000
Maturity date				Sep. 12, 2019
Interest rate				10.00%